Note 2 - Significant Accounting Policies and Methods of Application (Details) - Authorized AFUDC Rates (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
AFUDC (in millions) (2) (in Dollars)	$ 19	[1]	$ 9	[1]	$ 6	[1]
Atlanta Gas Light [Member]
Property, Plant and Equipment [Line Items]
Authorized AFUDC Rates	8.10%		8.10%		8.10%
Nicor Gas [Member]
Property, Plant and Equipment [Line Items]
Authorized AFUDC Rates	0.31%	[2]	0.36%	[2]	0.18%	[2]
Chattanooga Gas [Member]
Property, Plant and Equipment [Line Items]
Authorized AFUDC Rates	7.41%		7.41%		7.41%
Elizabethtown Gas [Member]
Property, Plant and Equipment [Line Items]
Authorized AFUDC Rates	0.41%	[2]	0.51%	[2]	0.53%	[2]

[1]	Amount recorded in the Consolidated Statements of Income.
[2]	Variable rate is determined by FERC method of AFUDC accounting.